12. INCOME TAXES: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2024	2023

Loss before income taxes	$(2,031,413)	$(795,040)

Expected income tax recovery	$(507,000)	$(216,000)
Permanent differences	77,000	7,000
Share issue costs	(72,000)	(35,000)
Effect of flow through amounts	175,000
Change in unrecognized deductible temporary differences	327,000	244,000
Total deferred income tax (recovery) expense	$-	$-